Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value
a.	Financial instruments that are not measured at fair value but for which fair value is disclosed

Except those listed in the table below, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated.

	December 31, 2019		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial liabilities
Financial liabilities measured at amortized cost
Bonds payable	$—	$—	$19,980	$20,078

Carrying Amounts And Fair Value of Financial Assets and Liabilities
b.	Financial instruments that are measured at fair value on a recurring basis

December 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$—	$—	$—
Listed stocks	1	—	—	1
Non-listed stocks	—	—	778	778
	$1	$—	$778	$779
Hedging financial assets	$—	$—	$—	$—
Financial assets at FVOCI
Listed stocks	$2,454	$—	$—	$2,454
Non-listed stocks	—	—	4,700	4,700
	$2,454	$—	$4,700	$7,154
Financial liabilities at FVTPL
Derivatives	$—	$—	$—	$—

December 31, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$2	$—	$2
Listed stocks	8	—	—	8
Non-listed stocks	—	—	677	677
	$8	$2	$677	$687
Hedging financial assets	$—	$2	$—	$2
Financial assets at FVOCI
Listed stocks	$2,754	$—	$—	$2,754
Non-listed stocks	—	—	4,439	4,439
	$2,754	$—	$4,439	$7,193
Financial liabilities at FVTPL
Derivatives	$—	$—	$—	$—

Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests	A decrease in discount for the lack of marketability or noncontrolling interests discount would result in increases in the fair values.

	December 31
	2019	2020
Discount for lack of marketability	13.73%-20.00%	14.73%-20.00%
Noncontrolling interests discount	21.45%-25.00%	17.29%-25.00%

Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Discount for lack of marketability 5% decrease	$342	$320
Noncontrolling interests discount 5% decrease	$54	$47

Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Schedule of Reconciliations for Financial Assets

The reconciliations for financial assets measured at Level 3 are listed below:

2018

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2018	$543	$3,925	$4,468
Acquisition	—	290	290
Recognized in profit or loss under “Other gains and losses”	(26)	—	(26)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(175)	(175)
Proceeds from return of investees	—	(7)	(7)
Balance at December 31, 2018	$517	$4,033	$4,550
Unrealized loss in 2018	$(26)

2019

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2019	$517	$4,033	$4,550
Acquisition	300	—	300
Recognized in profit or loss under “Other gains and losses”	(39)	—	(39)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	676	676
Proceed from return of investments	—	(9)	(9)
Balance at December 31, 2019	$778	$4,700	$5,478
Unrealized loss in 2019	$(39)

2020

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2020	$778	$4,700	$5,478
Reclassified from investments accounted for using equity method	—	2	2
Recognized in profit or loss under “Other gains and losses”	(101)	—	(101)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(263)	(263)
Balance at December 31, 2020	$677	$4,439	$5,116
Unrealized loss in 2020	$(101)